Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund- Retail	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555